Accounts payable - Summary of accounts payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts payable [Line Items]
Borrowings, interest rate	7.50%
Reverse factoring	R$ 5,309,621	R$ 3,598,768
Current	4,147,225	2,277,841
Non-current	1,162,396	1,320,927
Accounts Payable
Accounts payable [Line Items]
Reverse factoring	4,624,784	3,077,225
Accounts Payable Notes
Accounts payable [Line Items]
Reverse factoring	511,389	401,702
Accounts Payable - Equity
Accounts payable [Line Items]
Reverse factoring	R$ 173,448	R$ 119,841